Financial instruments and risk management (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Canadian dollars [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total currency held	$ 6,000	$ 19,000
United States dollars [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total currency held	$ 13,000	$ 59,000